Friess Small Cap Growth Fund
Schedule of Investments (Unaudited)
March 31, 2020

Shares		Cost	Value
COMMON STOCKS - 93.8%
COMMUNICATION SERVICES
	Integrated Telecommunication Services - 0.7%
63,876	Ooma, Inc. *	$878,586	$762,041
	Interactive Media & Services - 2.8%
114,289	EverQuote, Inc., Class A +*	1,293,801	3,000,086
Total Communication Services		2,172,387	3,762,127

CONSUMER DISCRETIONARY
	Apparel Retail - 1.7%
106,956	Zumiez, Inc. *	2,976,365	1,852,478
	Automobile Manufacturers - 1.1%
29,122	Thor Industries, Inc.	2,521,140	1,228,366
	Automotive Retail - 0.2%
3,425	America's Car-Mart, Inc. *	244,682	192,999
	Consumer Electronics - 1.2%
146,887	Sonos, Inc. *	1,162,741	1,245,602
	Education Services - 2.1%
280,038	Aspen Group, Inc. *	2,691,202	2,237,503
	Footwear - 0.3%
20,572	Crocs, Inc. *	522,494	349,518
	Restaurants - 2.2%
44,438	Papa John's International, Inc. +	2,419,651	2,371,656
Total Consumer Discretionary		12,538,275	9,478,122

CONSUMER STAPLES
	Packaged Foods & Meats - 6.4%
83,521	Hain Celestial Group, Inc. *	2,074,465	2,169,040
225,457	Hostess Brands, Inc., Class A +*	3,248,111	2,403,372
123,523	The Simply Good Foods Co. *	2,014,403	2,379,053
	Personal Products - 1.8%
112,867	BellRing Brands, Inc. Class A *	1,854,959	1,924,382
Total Consumer Staples		9,191,938	8,875,847

FINANCIALS
	Insurance Brokers - 2.5%
19,239	eHealth, Inc. *	357,350	2,709,236
	Investment Banking & Brokerage - 1.9%
98,749	Virtu Financial, Inc., Class A +	2,091,321	2,055,954
Total Financials		2,448,671	4,765,190

HEALTH CARE
	Biotechnology - 6.4%
32,435	ACADIA Pharmaceuticals, Inc. *	1,351,866	1,370,379
148,462	Coherus Biosciences, Inc. *	3,111,191	2,408,054
128,820	Veracyte, Inc. +*	3,159,219	3,131,614
	Health Care Distributors - 2.0%
137,564	AdaptHealth Corp. +*	1,990,178	2,201,024
	Health Care Equipment - 6.4%
130,008	CryoPort, Inc. +*	2,238,459	2,219,237
73,921	Tandem Diabetes Care, Inc. +*	1,332,740	4,756,816
	Health Care Services - 4.3%
34,217	Addus HomeCare Corp. *	2,746,952	2,313,069
256,520	R1 RCM, Inc. *	3,102,435	2,331,767
	Health Care Technology - 5.6%
98,763	Health Catalyst, Inc. +*	3,401,469	2,582,653
115,137	Phreesia, Inc. +*	2,415,359	2,421,331
21,546	Tabula Rasa HealthCare, Inc. +*	1,092,150	1,126,640
Total Health Care		25,942,018	26,862,584

INDUSTRIALS
	Building Products - 3.1%
89,277	Universal Forest Products, Inc.	4,009,317	3,320,212
	Industrial Machinery - 2.8%
120,661	Kornit Digital Ltd. +*	2,874,849	3,003,252
	Research & Consulting Services - 2.0%
18,373	FTI Consulting, Inc. *	2,127,029	2,200,534
	Trading Companies & Distributors - 1.6%
100,408	BMC Stock Holdings, Inc. *	2,951,320	1,780,234
Total Industrials		11,962,515	10,304,232

INFORMATION TECHNOLOGY
	Application Software - 6.7%
217,652	SVMK, Inc. *	3,942,996	2,940,479
371,835	Telaria, Inc. *	2,178,432	2,231,010
77,395	Upland Software, Inc. +*	1,654,063	2,075,734
	Communications Equipment - 5.8%
366,032	Calix, Inc. *	2,389,783	2,591,506
50,111	Lumentum Holdings, Inc. +*	2,622,288	3,693,181
	Data Processing & Outsourced Services - 3.5%
32,564	EVO Payments, Inc., Class A +*	892,085	498,229
225,987	Repay Holdings Corp. *	2,950,645	3,242,913
	Electronic Equipment & Instruments - 1.4%
103,494	Napco Security Technologies, Inc. +*	2,999,792	1,570,004
	Internet Services & Infrastructure - 5.9%
1,130,178	Limelight Networks, Inc. *	4,431,196	6,442,015
	IT Consulting & Other Services - 1.6%
64,610	Perficient, Inc. *	2,552,235	1,750,285
	Semiconductor Equipment - 4.3%
107,035	Axcelis Technologies, Inc. *	3,064,475	1,959,811
85,031	Enphase Energy, Inc. +*	2,473,401	2,745,651
	Semiconductors - 1.0%
28,297	Silicon Motion Technology Corp. - ADR	1,326,110	1,037,368
Total Information Technology		33,477,501	32,778,186

MATERIALS
	Fertilizers & Agricultural Chemicals - 3.3%
35,389	Scotts Miracle-Gro Co.	3,485,261	3,623,834
	Gold - 1.5%
138,017	SSR Mining, Inc. *	2,281,432	1,570,633
Total Materials		5,766,693	5,194,467

Total Common Stocks		103,499,997	102,020,755

SHORT-TERM INVESTMENT - 4.2%
Money Market Deposit Account - 4.2%
4,524,162	U.S. Bank N.A., 0.00% ^	4,524,162	4,524,162
Total Money Market Deposit Account		4,524,162	4,524,162

Total Short-Term Investment		$4,524,162	4,524,162

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 21.6%
Investment Companies - 21.6%
$23,498,891	Mount Vernon Liquid Asset Portfolio, LLC 0.89%#	23,498,891	23,498,891
Total Investment Companies		23,498,891	23,498,891

Total Investments Purchased with the Cash Proceeds from Securities Lending		23,498,891	23,498,891

Total Investments - 119.6%		$131,523,050	130,043,808
Liabilities in Excess of Other Assets - (19.6)%			(21,322,418)
TOTAL NET ASSETS - 100.0%			$108,721,390

ADR	American Depositary Receipt
+	All or a portion of this security was out on loan at March 31, 2020. Total loaned securities had a market value of $23,256,506 at March 31, 2020.
*	Non Income Producing.
#
The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Funds holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of March 31, 2020.

^	The rate shown is the annualized seven day effective yield as of March 31, 2020.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2020:

	Non-Categorized	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$102,020,755	$-	$-	$102,020,755
Short-Term Investments	-	4,524,162		-	4,524,162
Investment Purchased with the Cash Proceeds from Securities Lending*	23,498,891		-	-	23,498,891
Total Investments	$23,498,891	$106,544,917	$-	$-	$130,043,808

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.